UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09625
                                                    -----------

                     The Kelmoore Strategy(R) Variable Trust
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)


                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                      Shawn K. Young, President & Treasurer
                     The Kelmoore Strategy(R) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
              -----------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 800-486-3717
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

================================================================================
PORTFOLIO OF INVESTMENTS

                       KELMOORE STRATEGY(R) VARIABLE FUND
                         SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================

                                                                     Value
  Shares                                                            (Note 1)
----------                                                      ----------------
COMMON STOCKS - 53.0%
            CONSUMER GOODS - 14.5%
  3,100     Amgen, Inc.+ .......................................   $   175,708
  3,500     Guidant Corp.  .....................................       231,140
  5,600     Home Depot, Inc.  ..................................       219,520
     20     The J.M. Smucker Co.  ..............................           888
    446     Medco Health Solutions, Inc.+.......................        13,782
  3,700     Merck & Co., Inc. ..................................       122,100
  4,000     Wal-Mart Stores, Inc.  .............................       212,800
                                                                   -----------
                                                                       975,938
                                                                   -----------

            FINANCIAL SERVICES - 6.5%
  2,800     Goldman Sachs Group, Inc. ..........................       261,072
  3,500     Merrill Lynch & Co., Inc.  .........................       174,020
     23     St. Paul Travelers Companies, Inc.  ................           760
                                                                   -----------
                                                                       435,852
                                                                   -----------

            MANUFACTURING - 3.4%
  1,600     General Electric Co.  ..............................        53,728
  4,100     General Motors Corp.  ..............................       174,168
                                                                   -----------
                                                                       227,896
                                                                   -----------

            RESOURCES - 17.4%
  2,600     ConocoPhillips .....................................       215,410
  7,000     du Pont (E.I.) de Nemours & Co. ....................       299,600
  6,400     Haliburton Co. .....................................       215,616
  4,900     International Paper Co.  ...........................       198,009
  3,600     Schlumberger Ltd. ..................................       242,316
                                                                   -----------
                                                                     1,170,951
                                                                   -----------

            TECHNOLOGY - 11.2%
    247     Agere Systems, Inc. Class A+ .......................           259
  6,084     Agere Systems, Inc. Class B+ .......................         6,206
  3,000     Agilent Technologies, Inc.+ ........................        64,710
  4,600     Analog Devices, Inc. ...............................       178,388
  9,000     Cisco Systems, Inc.+ ...............................       162,900
  9,100     Hewlett-Packard Co. ................................       170,625
  8,400     Intel Corp. ........................................       168,504
                                                                   -----------
                                                                       751,592
                                                                   -----------

            Total Common Stocks
                 (Cost $3,905,008)..............................     3,562,229
                                                                   -----------














                    See Notes to Portfolios of Investments.

================================================================================
PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                         SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================


Number of Contract                                         Expiration     Strike       Value
Shares Subject to Call                                        Date        Price       (Note 1)
----------------------                                     ----------     ------    ------------
CALL OPTIONS WRITTEN - (2.4)% ++
                  CONSUMER GOODS - (0.8)%
      3,100       Amgen, Inc. ..........................   10/16/2004     $ 55.0    $    (7,130)
      3,500       Guidant Corp.  .......................   10/16/2004       60.0        (20,650)
      5,600       Home Depot, Inc.  ....................   11/20/2004       35.0        (24,920)
      3,700       Merck & Co., Inc. ....................   01/22/2005       45.0           (370)
      4,000       Wal-Mart Stores, Inc.  ...............   10/16/2004       55.0           (600)
                                                                                    -----------
                                                                                        (53,670)
                                                                                    -----------

                  FINANCIAL SERVICES - (0.2)%
      2,800       Goldman Sachs Group, Inc. ............   10/16/2004       90.0         (9,800)
      3,500       Merrill Lynch & Co., Inc.  ...........   10/16/2004       50.0         (3,150)
                                                                                    -----------
                                                                                        (12,950)
                                                                                    -----------

                  MANUFACTURING - (0.0)% #
      4,100       General Motors Corp.  ................   12/18/2004       45.0         (1,845)
                                                                                    -----------

                  RESOURCES - (0.8)%
      2,600       ConocoPhillips .......................   10/16/2004       75.0        (20,540)
      7,000       du Pont (E.I.) de Nemours & Co. ......   10/16/2004       45.0           (175)
      6,400       Haliburton Co. .......................   01/22/2005       35.0         (9,920)
      4,900       International Paper Co.  .............   01/22/2005       40.0         (8,575)
      3,600       Schlumberger Ltd. ....................   11/20/2004       65.0        (14,040)
                                                                                    -----------
                                                                                        (53,250)
                                                                                    -----------

                  TECHNOLOGY - (0.6)%
      3,000       Agilent Technologies, Inc. ...........   11/20/2004       30.0           (300)
      4,600       Analog Devices, Inc. .................   12/18/2004       40.0         (9,660)
      9,000       Cisco Systems, Inc. ..................   11/20/2004       17.5        (12,150)
      9,100       Hewlett-Packard Co. ..................   10/16/2004       17.5        (13,650)
      5,900       Intel Corp. ..........................   11/20/2004       20.0         (5,900)
                                                                                    -----------
                                                                                        (41,660)
                                                                                    -----------

                  Total Call Options Written
                     (Premiums received $120,988).......                               (163,375)
                                                                                    -----------






                     See Notes to Portfolios of Investments.

================================================================================
PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                         SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================


Number of Contract                                           Expiration     Strike       Value
Shares Subject to Put                                           Date        Price       (Note 1)
----------------------                                       ----------     ------    ------------
PUT OPTIONS WRITTEN - (2.1)%
                  CONSUMER GOODS - (0.2)%
      4,200       Altria Group, Inc. .....................   11/20/2004     $ 47.5    $    (7,140)
      3,600       Best Buy Co., Inc. .....................   11/20/2004       55.0         (9,360)
                                                                                      -----------
                                                                                          (16,500)
                                                                                      -----------

                  FINANCIAL SERVICES - (0.7)%
      3,000       American International Group, Inc. .....   10/16/2004       70.0         (7,350)
      2,800       Fannie Mae .............................   11/20/2004       70.0        (21,560)
      4,000       Merrill Lynch & Co., Inc. ..............   11/20/2004       50.0         (7,600)
      4,000       Morgan Stanley .........................   11/20/2004       50.0         (9,400)
                                                                                      -----------
                                                                                          (45,910)
                                                                                      -----------

                  MANUFACTURING - (0.7)%
      4,000       Boeing  Co. ............................   11/20/2004       55.0        (17,600)
      6,100       Eastman Kodak Co. ......................   11/20/2004       32.5        (10,217)
      5,700       General Electric Co. ...................   11/20/2004       35.0         (9,690)
      2,500       3M Co. .................................   11/20/2004       80.0         (6,750)
                                                                                      -----------
                                                                                          (44,257)
                                                                                      -----------

                  RESOURCES - (0.0)% #
      6,500       Alcoa, Inc. ............................   10/16/2004       32.5         (2,275)
                                                                                      -----------

                  TECHNOLOGY - (0.5)%
      5,300       Dell, Inc. .............................   11/20/2004       37.5        (11,925)
      2,400       International Business Machines Corp. ..   11/20/2004       85.0         (4,440)
      8,800       Texas Instruments, Inc. ................   11/20/2004       22.5        (15,840)
                                                                                      -----------
                                                                                          (32,205)
                                                                                      -----------

                  Total Put Options Written
                     (Premiums received $141,535).........                               (141,147)
                                                                                      -----------

                  Total Written Options
                     (Premiums received $262,523).........                               (304,522)
                                                                                      -----------



CASH AND OTHER ASSETS, LESS LIABILITIES - 51.5% ..........                              3,454,489
                                                                                      -----------
NET ASSETS - 100.0% ......................................                            $ 6,712,196
                                                                                      ===========


---------------------------------
+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
#   Amount represents less than 0.01% of total net assets.









                    See Notes to Portfolios of Investments.

================================================================================
PORTFOLIO OF INVESTMENTS

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                         SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================
                                                                        Value
  Shares                                                              (Note 1)
------------                                                         -----------
COMMON STOCKS - 62.6%
                  CONSUMER GOODS - 13.4%
       2,000      Amgen, Inc.+ .........................             $   113,360
       2,000      Genentech, Inc.+ .....................                 104,840
       2,700      MedImmune, Inc.+ .....................                  63,990
       5,000      NVIDIA Corp.+ ........................                  72,600
       1,400      Time Warner, Inc.+ ...................                  22,596
                                                                     -----------
                                                                         377,386
                                                                     -----------

                  FINANCIAL SERVICES - 12.1%
       1,300      American Express Co. .................                  66,898
       1,000      Goldman Sachs Group, Inc. ............                  93,240
       1,000      Lehman Brothers Holdings, Inc. .......                  79,720
       2,000      Morgan Stanley .......................                  98,600
                                                                     -----------
                                                                         338,458
                                                                     -----------

                  TECHNOLOGY - 37.1%
       2,500      Analog Devices, Inc. .................                  96,950
       2,900      Broadcom Corp.+ ......................                  79,141
       7,100      Cisco Systems, Inc.+ .................                 128,510
       5,000      Hewlett-Packard Co. ..................                  93,750
       6,900      Linear Technology Corp. ..............                 250,056
       1,400      Microsoft Corp. ......................                  38,710
       4,400      Nextel Communications, Inc.+ .........                 104,896
       1,000      Novellus Systems, Inc.+ ..............                  26,590
       3,300      Oracle Corp.+ ........................                  37,224
       1,300      SanDisk Corp.+ .......................                  37,856
      10,100      Siebel Systems, Inc.+ ................                  76,154
       3,000      Sun Microsystems, Inc.+ ..............                  12,120
       3,400      VERITAS Software Corp.+ ..............                  60,520
                                                                     -----------
                                                                       1,042,477
                                                                     -----------

                  Total Common Stocks
                       (Cost $2,183,778) ...............               1,758,321
                                                                     -----------


                    See Notes to Portfolios of Investments.

================================================================================
PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                         SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================


Number of Contract                                           Expiration     Strike       Value
Shares Subject to Call                                          Date        Price       (Note 1)
----------------------                                       ----------     ------    ------------
CALL OPTIONS WRITTEN - (2.7)%++
                  CONSUMER GOODS - (0.7)%
       2,000      Amgen, Inc. ..........................   10/16/2004       $ 55.0    $    (4,600)
       2,000      Genentech, Inc. ......................   10/16/2004         50.0         (7,200)
       2,700      MedImmune, Inc. ......................   12/18/2004         25.0         (2,295)
       5,000      NVIDIA Corp. .........................   12/18/2004         15.0         (6,375)
       1,400      Time Warner, Inc. ....................   10/16/2004         16.0           (420)
                                                                                      -----------
                                                                                          (20,890)
                                                                                      -----------

                  FINANCIAL SERVICES - (0.4)%
       1,300      American Express Co. .................   10/16/2004         50.0         (2,080)
       1,000      Goldman Sachs Group, Inc. ............   10/16/2004         90.0         (3,500)
       1,000      Lehman Brothers Holdings, Inc. .......   10/16/2004         75.0         (4,900)
       2,000      Morgan Stanley .......................   10/16/2004         55.0           (100)
                                                                                      -----------
                                                                                          (10,580)
                                                                                      -----------

                  TECHNOLOGY - (1.6)%
       2,500      Analog Devices, Inc. .................   12/18/2004         40.0         (5,250)
       2,900      Broadcom Corp. .......................   11/20/2004         27.5         (6,090)
       4,100      Cisco Systems, Inc. ..................   11/20/2004         17.5         (5,535)
       5,000      Hewlett-Packard Co. ..................   11/20/2004         17.5         (9,000)
       2,900      Linear Technology Corp. ..............   10/16/2004         37.5         (1,885)
       1,400      Microsoft Corp. ......................   01/22/2005         30.0           (490)
       4,400      Nextel Communications, Inc. ..........   01/22/2005         25.0         (5,720)
       1,000      Novellus Systems, Inc. ................  10/16/2004         25.0         (2,050)
      10,100      Siebel Systems, Inc...................   10/16/2004          7.5         (4,040)
       3,000      Sun Microsystems, Inc. ...............   10/16/2004          3.0         (3,075)
       3,100      VERITAS Software Corp. ...............   10/16/2004         17.5         (2,945)
                                                                                      -----------
                                                                                          (46,080)
                                                                                      -----------

                  Total Call Options Written
                     (Premiums received $68,573)........                                  (77,550)
                                                                                      -----------
















                    See Notes to Portfolios of Investments.

================================================================================
PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                         SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================


Number of Contract                                           Expiration     Strike       Value
Shares Subject to Put                                           Date        Price       (Note 1)
----------------------                                       ----------     ------    ------------
PUT OPTIONS WRITTEN - (1.9)%
                  CONSUMER GOODS - (0.4)%
      1,500       Eli Lilly & Co. ......................   10/16/2004       $ 65.0    $    (7,650)
      1,500       Guidant Corp.  .......................   11/20/2004         65.0         (3,900)
                                                                                      -----------
                                                                                          (11,550)
                                                                                      -----------

                  FINANCIAL SERVICES - (0.3)%
      1,400       American International Group, Inc. ...   10/16/2004         70.0         (3,430)
      2,000       Merrill Lynch & Co., Inc.  ...........   11/20/2004         50.0         (3,800)
                                                                                      -----------
                                                                                           (7,230)
                                                                                      -----------

                  TECHNOLOGY - (1.2)%
      2,600       Dell, Inc. ...........................   10/16/2004         37.5         (5,200)
      1,200       eBay, Inc. ...........................   11/20/2004         90.0         (4,680)
      4,000       Juniper Networks, Inc.  ..............   11/20/2004         25.0        (10,100)
      2,500       QUALCOMM, Inc  .......................   11/20/2004         40.0         (6,125)
      4,400       Texas Instruments, Inc.  .............   11/20/2004         22.5         (7,920)
                                                                                      -----------
                                                                                          (34,025)
                                                                                      -----------

                  Total Put Options Written
                       (Premiums received $56,930)......                                  (52,805)
                                                                                      -----------

                  Total Written Options
                       (Premiums received $125,503).....                                 (130,355)
                                                                                      -----------

CASH AND OTHER ASSETS, LESS LIABILITIES - 42.0% ........                                1,179,415
                                                                                      -----------
NET ASSETS - 100.0% ....................................                              $ 2,807,381
                                                                                      ===========


-------------------------------------
+   Non-income producing security.
++  All of the written call options have common stock pledged as collateral.










                    See Notes to Portfolios of Investments.

================================================================================
NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                       -----------------------------------
                         SEPTEMBER 30, 2004 (UNAUDITED)
                         ------------------------------
================================================================================

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Advisor under procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only but that are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked prices.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or U.S. Government securities into a segregated account equal to the put option's exercise value (number of shares multiplied by strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

For additional information regarding the accounting policies of the Kelmoore Strategy(R) Variable Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.
                -----------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 3A

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Kelmoore Strategy(R) Variable Trust
            --------------------------------------------------------------------


By (Signature and Title)*        /s/ Shawn K. Young
                         -------------------------------------------------------
                                 Shawn K. Young, President & Treasurer
                                 (principal executive officer)

Date   November 10, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/ Shawn K. Young
                         -------------------------------------------------------
                                 Shawn K. Young, President & Treasurer
                                 (principal executive officer and
                                 principal financial officer)

Date   November 10, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.